Dec. 31, 2017
First Investors Life Series Funds | First Investors Life Series Select Growth Fund
First Investors Life Series Select Growth Fund
SUPPLEMENT DATED JANUARY 31, 2019

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS DATED MAY 1, 2018 AS SUPPLEMENTED

1. In “The Funds Summary Section” for the First Investors Life Series Select Growth Fund, the last row of the table headed “Average Annual Total Returns For Periods Ended December 31, 2017” is deleted and replaced with the following:

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)*	30.21%	17.33%	10.00%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.59%	17.16%	9.93%
* The Fund changed its primary broad-based index to the Russell 1000 Growth Index as of January 31, 2019.  The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

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Please retain this Supplement for future reference

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